Capital and financial risk management - Market risk - Foreign exchange risk management - Tabular disclosure (Details) - Currency appreciation risk - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
South African rand
Capital and financial risk management
Operating profit	€ 152	€ 126
Percentage of retranslation for operating profit	15.00%	11.00%
US Dollar
Capital and financial risk management
Operating profit	€ (46)	€ (64)
Percentage of retranslation for operating profit	6.00%	9.00%
Sterling
Capital and financial risk management
Operating profit	€ (23)	€ 63
Percentage of retranslation for operating profit	3.00%	2.00%